Basis of Presentation and Summary of Material Accounting Policies - Assets held for sale and discontinued operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets Classified as Held for Sale
Gross revenues	$ 54,944	$ 63,689	$ 71,291
Net (loss) income for the year	1,399	(23,407)	7,371
Loss before income taxes	10,197	(23,956)	17,547
Impairment loss	(1,246)	31,443
Income tax (expense) recovery	8,798	(549)	10,176
Net (loss) income	1,399	$ (23,407)	$ 7,371
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Assets held for sale as percentage of consolidated total assets		7.00%
Gross revenues		$ 17,583
Loss before income taxes		35,760
Impairment loss	$ 31,443	31,443
Income tax (expense) recovery		8,116
Net (loss) income		27,644
Profit (loss) from production assets		3,433
Profit (loss) from group		$ 804